GCAT 2025-NQM4 Trust ABS- 15G

Exhibit 99.9

Client Name:
Client Project Name:	GCAT 2025-NQM4
Start - End Dates:	1/3/2025 - 1/28/2025
Deal Loan Count:	30

Loan Level Tape Compare Upload

Loans in Report	30
Loan Number	Marketing ID	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXXXX	549941569	XXXXXX	Borrower 1 First Time Home Buyer	Yes	No
XXXXXX	530600402	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
XXXXXX	571274905	XXXXXX	Borrower 1 First Time Home Buyer	Yes	No
XXXXXX	543323308	XXXXXX	Property Type	Detached PUD	Attached PUD
XXXXXX	563488273	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
XXXXXX	569651251	XXXXXX	Borrower 1 First Time Home Buyer	Yes	No
XXXXXX	569651251	XXXXXX	Combined LTV	65.00	50.95
XXXXXX	569651251	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	569651251	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
XXXXXX	569651251	XXXXXX	Original LTV	65.00	50.95
XXXXXX	569651251	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
XXXXXX	526013480	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
XXXXXX	598768694	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
XXXXXX	555582140	XXXXXX	Borrower 1 First Time Home Buyer	Yes	No
XXXXXX	588471237	XXXXXX	Borrower 1 Total Income	12015.00	12014.81
XXXXXX	503765353	XXXXXX	Borrower 2 Self Employed Flag	Yes	No
XXXXXX	505082360	XXXXXX	Property Type	Detached PUD	Attached PUD
XXXXXX	566324082	XXXXXX	Borrower 1 First Time Home Buyer	Yes	No

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